Principal Accounting Policies	12 Months Ended
Dec. 31, 2010
Principal Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES
2. PRINCIPAL ACCOUNTING POLICIES
The principal accounting policies adopted in the preparation of these consolidated financial statements are set out below:
a. Basis of presentation and use of estimates
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.
b. Basis of consolidation and accounting for investments
The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and certain VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
Prior to January 1, 2010, the Company follows FIN 46(R): Consolidation of Variable Interest Entities, an interpretation of ARB No. 51, in accounting for variable interest entities and the consolidation. Certain entities were considered variable interest entities because the equity at risk of each entity was not sufficient to finance its intended activities without additional financial support. The Company was considered the primary beneficiary of these entities because it absorbs a majority of the entities’ expected losses and receives a majority of the entities’ expected residual returns. Accordingly, the financial statements of the following VIEs are consolidated into the Company’s financial statements since their respective date of establishment/acquisition:

Name of VIE	The Company’s ownership interest

Home Inns & Hotels Management (Xiamen) Co., Ltd. (“Home Inns Xiamen”)	51%
Home Inns & Hotels Management (Fuzhou) Co., Ltd. (“Home Inns Fuzhou”)	51%
Home Inns & Hotels Management (Caoxi) Co., Ltd. (“Home Inns Caoxi”)	51%
Home Inns & Hotels Management (Caobao) Co., Ltd. (“Home Inns Caobao”)	75%
Home Inns & Hotels Management (Dongguan) Co., Ltd. (“Home Inns Dongguan”)	65%
Home Inns & Hotels Kuaijie (Fuzhou) Co., Ltd. (“Home Inns Fuzhou Kuaijie”)	70%
In June 2009, the FASB issued FAS 167: Amendments to FASB Interpretation No. 46(R), codified primarily in the Consolidation Topic of the FASB ASC 810. This guidance modifies the method for determining whether an entity is a variable interest entity as well as the methods permitted for determining the primary beneficiary of a variable interest entity. In addition, this guidance requires ongoing reassessments of whether a company is the primary beneficiary of a variable interest entity and enhanced disclosures related to a company’s involvement with a variable interest entity. The Company adopted this guidance as of January 1, 2010.
In accordance with the new guidance, the Company is deemed to have a controlling financial interest and is the primary beneficiary of these VIEs as it has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. As a result, the Company continues to consolidate the same VIEs that were consolidated prior to January 1, 2010 and the adoption of FAS 167 effective as of January 1, 2010 did not have impact on the Company’s consolidated financial statements.
The total registered capital of the six VIEs was RMB 6,010 as of December 31, 2009 and December 31, 2010. The total net assets of the six VIEs were RMB 31,333 and RMB 26,262 as of December 31, 2009 and December 31, 2010, respectively. The total net income of the six VIE was RMB 12,268, RMB 11,436 and RMB 16,257 in the year ended December 31, 2008, 2009, and 2010, respectively. Management monitors the regulatory risk associated with these contractual arrangements. There are no consolidated VIE assets that are collateral for the VIE obligations and which can only be used to settle the VIE’s obligations. Creditors of the VIE have no recourse to the general credit of Home Inns & Hotels Management (Shanghai) Co., Ltd., which is the primary beneficiary of the VIEs.
The Company evaluates its business relationships such as those with franchisees to identify potential variable interest entities. Generally, these businesses qualify for a scope exception under the consolidation guidance. The Company has concluded that consolidation of any such entities is not appropriate for the periods presented under both FIN 46(R) and FAS 167.
c. Foreign currencies
The Group’s functional currency and reporting currency is Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations.
The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market.
d. Convenience translation
Translations of balances in the statements of operations, balance sheet and statement of cash flows from RMB into United States dollars (“US$”) as of and for the year ended December 31, 2010 are solely for the convenience of the reader and were calculated at the rate of US$ 1.00 = RMB 6.6000, on December 31, 2010, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2010, or at any other rate.
e. Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and liquid investment which are unrestricted as to withdrawal or use, and which have original maturities of three months or less that are placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2009 included US$ 23,313 thousand and HK$ 0.4 thousand. Cash and cash equivalents balance as of December 31, 2010 included US$ 211,592 thousand and HK $0.1 thousand.
f. Restricted cash
Restricted cash represents cash proceeds from the exercise of share options by the Company’s employees which are yet to be transmitted to them.
g. Short-term investment
Short-term marketable securities are measured at fair value. In 2009, the Group fully redeemed its short-term investment of RMB 100 million which represented cash invested in close-end fund with original maturities greater than three months. There was no short-term investment balance as at December 31, 2009 and 2010.
h. Allowance for doubtful accounts
Provision is made against receivables to the extent collection is considered to be doubtful. Accounts receivable and other receivables in the balance sheet are stated net of such provision, if any. As of December 31, 2009 and 2010, the Group has not recorded any allowance for doubtful accounts.
i. Consumables
The Group purchases consumables for the operation of leased-and-operated hotels. Consumables include fabrics, such as towels and beddings, which need to be renewed periodically. Consumables are amortized over their useful lives, generally one year or less, from the time they are put into use and are stated at purchase price less accumulated amortization.
j. Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization and impairment losses, if any. The cost of property and equipment comprises its purchase price and any directly attributable costs, including interest cost during the period the asset is brought to its working condition and location for its intended use.
Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years
Construction in progress represents leasehold improvements under construction or installation and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.
Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the statements of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.
k. Fair value measurement
The Company adopted Accounting Standard Codification (“ASC”) 820 “Fair value measurements and disclosures” on January 1, 2008. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The guidance outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and the guidance details the disclosures that are required for items measured at fair value.
The Company measures the fair value of financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are nor active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.
l. Fair value of financial instruments
Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, receivables, payables, accruals, convertible bonds and financial liability. In accordance with ASC 820, fair value of cash and cash equivalents, restricted cash, receivables, payables, and accruals is measured using Level 1 inputs and their carrying values approximated their estimated fair values due to the short-term nature of these financial instruments. Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (refer to Note 9). Fair value of financial liability is measured using Level 3 inputs, which is measured using binomial model. The estimated fair value of financial liability amounted to approximately RMB 1,227,577 (US$ 185,997) as of December 31, 2010 (refer to Note 10).
The Company determines the fair value of the financial liabilities associated with the issuances of convertible notes in 2010 using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Company uses a weighted risk-free and risky interest rate (the combination of the risk free rate plus the credit spread for the underlying notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risky interest rate etc.
m. Business combinations and non controlling interests
U.S. GAAP requires that business combinations be accounted for under the purchase method. From January 1, 2009, the group adopted ASC805 (formerly referred to as SFAS No. 141 (revised 2007), “Business combinations”). Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment, the most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as will as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.
n. Goodwill
Goodwill represents the excess of the cost of an acquired entity over the appropriate share of the fair value of the identifiable assets and liabilities acquired including separately identifiable intangible assets and are allocated to respective reporting units. US GAAP requires that a two-step impairment test be performed annually or whenever events or changes in circumstances indicate that the carrying value of the goodwill may not be recoverable. The first step of the test for impairment compares the book value of the Group’s reporting unit under which goodwill is recorded to its estimated fair value. The second step of the goodwill impairment test, which is only required when the net book value of the reporting unit exceeds the fair value, measures the impairment as the difference between the implied fair value of goodwill and its book value. Goodwill is not amortized. No impairment was recognized for the years ended December 31, 2008, 2009 and 2010. At December 31, 2010, all of the Company’s goodwill was allocated to the hotel operations reporting unit.
o. Intangible assets, net
Intangible assets consist primarily of intangible assets acquired in business combinations. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including favorable lease agreements and certain franchise agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition. Intangible assets from such business combination transactions are amortized over the remaining operating lease term or the franchise agreement term, as appropriate. Unfavorable lease agreements acquired through business combinations is recognized as a liability.
Purchased software is stated at cost less accumulated amortization and impairment, if any.
p. Impairment of long-lived assets and definite-lived intangible assets
Long-lived assets and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. If the total of the expected future undiscounted cash flows is less than the carrying value, an indication of impairment is present and a loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. The impairment loss recognized for the year ended December 31, 2008, 2009 and 2010 was nil, RMB 5,477 and nil, respectively.
q. Employee benefits
The employees of the Company’s PRC subsidiaries and VIE subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations and make contributions to the government-sponsored plans out of the amounts accrued. Employee benefits expense was RMB 77,916, RMB 90,525 and RMB 103,292 for the years ended December 31, 2008, 2009 and 2010, respectively. Amounts accrued and included in salaries and welfare payable and other unpaid and accruals in the balance sheets were RMB 3,414 and RMB 3,796 for the years ended December 31, 2009 and 2010, respectively.
r. Accruals for customer reward program
The Group invites its customers to participate in a customer reward program. Prior to November 14, 2004, membership was free of charge. A one-time membership fee was charged after that date for new members. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer reward program as members accumulate points and recognized as sales and marketing expenses in the statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2009 and 2010, the accruals for customer reward program amounted to RMB 13,331 and RMB 17,406, respectively, based on the estimated liabilities under the customer reward program.
s. Deferred Revenue
Deferred revenue generally consists of advances received from customers for room stays, initial franchise fees received prior to the Group fulfilling its commitments to the franchisee, and cash received from sale of membership programs. Non-current portion of deferred revenue represents cash received from sales of membership program, which is recognized after one year from the balance sheet date.
t. Revenue recognition
Revenues from leased-and-operated hotels represent primarily room rentals and food and beverage sales from the leased-and-operated hotels. Such revenues are recognized when goods are delivered and services are provided.
Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are required to pay (i) an initial one-time franchise fee and (ii) on-going management and service fees based on a percentage of revenue, which approximates 5% to 6% of the room revenues of the franchised hotels. The one-time franchise fee is recognized when the franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. On-going management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. Other revenues generated from franchise agreements include system maintenance and support fee and central reservation system (“CRS”) usage fee, which are recognized when services are provided.
Prior to 2006, given the limited history in operating the Group’s customer reward program (Note 2(r)), all one-time membership fees were recognized as deferred revenue when received. In 2006, management made an analysis of the historic activity pattern of membership cards and noted that membership cards with no activity for more than a year are most likely to expire in the future. Therefore, the Group recognizes revenue from one-time membership fees when membership records show no activity after a year. For the years ended December 31, 2008, 2009 and 2010, the Company recognized revenue of RMB 10,958, RMB 14,434 and RMB 33,846 from one-time membership fees, respectively.
The Group will continue to monitor membership activity patterns and will utilize such information to estimate the average life of members. When the Company has sufficient historical experience, the Company expects it will recognize one-time membership fees over the average life of members.
u. Business tax and related surcharge
The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on turnover at an applicable rate of 5.5% and is recorded as a reduction of revenues.
v. Leased-and-operated hotel costs
Leased-and-operated hotel costs include all direct costs incurred in the operation of the leased-and-operated hotels and consist primarily of property rentals and related expenses, utility costs, personnel compensation, amortization of guest room consumables, amortization of leasehold improvements, depreciation of equipment, amortization of consumables costs, food and beverage.
w. Sales and marketing expenses
Sales and marketing expenses consist primarily of advertising related expenses, expenses associated with the Company’s membership reward program, payroll and related compensation for the Group’s sales and marketing personnel and entertainment expenses relating to marketing activities. Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the statements of operations as incurred and amounted to RMB 11,972, RMB 12,614 and RMB 11,361 for the years ended December 31, 2008, 2009 and 2010, respectively.
x. Share-based compensation
The Group accounts for share-based compensation arrangements with employees in accordance with ASC 718 “Compensation — Stock Compensation”. It requires the Group to measure at the grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The requisite service period is the vesting period, which is generally 4 years. Forfeitures are estimated at the time of grant and revise in subsequent periods if actual forfeitures differ from those estimates.
y. Operating leases
Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.
z. Borrowing costs
Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. For the years ended December 31, 2008, 2009 and 2010, total interest capitalized was RMB 1,127, nil and nil, respectively.
aa. Pre-operating expenditure
Pre-operating expenditure represents start-up costs, other than amounts capitalized as leasehold improvements, for leased-and-operated hotels are charged to the consolidated statements of operations in the period in which it is incurred.
ab. Taxation
The provision for income taxes is based on the income and expense amounts recorded in our consolidated statements of operations. Income tax expenses are recorded using the liability method. Deferred tax assets or liabilities are recognized for the estimated future tax effects attributable to temporary differences and tax loss carry forwards. Deferred tax assets and liabilities are recognized and measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in statements of operations in the period that includes the enactment date. A valuation allowance is recorded to reduce the amount of deferred tax assets if it is considered more likely than not that such assets will not be realized.
In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is greater than 50% likely to be realized upon settlement.
ac. Other non-operating income
Other non-operating income primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2008, 2009 and 2010, the Group received financial subsidies of RMB 9,786, RMB 6,379 and RMB 14,903, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other non-operating income when received.
ad. Statutory reserves
The Group’s subsidiaries and VIE subsidiaries incorporated in the PRC are required to set aside 10% of its net income, after offsetting accumulated losses from prior years, and before profit distributions to the investors, as reported in its statutory accounts on an annual basis to the Statutory Surplus Reserve Fund. Once the total Statutory Surplus Reserve Fund reaches 50% of the registered capital of the respective subsidiaries and VIE subsidies, further appropriations are discretionary. The Statutory Surplus Reserve Fund can be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The Group’s Statutory Surplus Reserve Fund is not distributable to shareholders except in the event of liquidation.
Appropriations to the Statutory Surplus Reserve Fund are accounted for as a transfer from retained earnings to statutory reserves. During the years ended December 31, 2008, 2009 and 2010, the Group made total appropriations to these statutory reserves of RMB 8,661, RMB 17,597 and RMB 26,523, respectively.
ae. Dividends
Dividends are recognized when declared. The Company has not declared or paid any dividends to its shareholders except for the noncontrolling interests.
Current PRC regulations permit PRC companies to pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves (Note 2(ad)). Restricted net assets of the Company’s PRC subsidiaries and VIE subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations were RMB 1,895,390 as of December 31, 2010. In addition to the typical statutory reserves of the Company’s PRC subsidiaries and VIE subsidiaries, the restricted net assets also includes RMB 1,798,613 paid in capital, contributed by Home Inns HK, which were all paid by the Company on behalf of Home Inns HK through the proceeds from public offerings and issuance of convertible bonds, resulting in a significant level of restricted net assets.
af. Earnings per share
In accordance with ASC 260 “Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the treasury method. The Company’s convertible bonds issued in 2007 and convertible notes issued in 2010 are not participating securities because the terms of the agreements do not provide any participating rights to the holders before conversion. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion convertible bonds and convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).
ag. Segment reporting
The Company follows “Disclosures about Segment of an Enterprise and Related Information” for its segment reporting. The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented.
ah. Recent accounting pronouncements
In January 2010, the FASB issued a final Accounting Standards Update (ASU) that sets forth additional requirements and guidance regarding disclosures of fair value measurements. ASU 2010-06, Improving Disclosures about Fair Value Measurements, amends the FASB Codification to require gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements. It also clarifies two existing disclosure requirements of ASC 820-10, Fair Value Measurements and Disclosures — Overall, on the level of disaggregation of fair value measurements and disclosures on inputs and valuation techniques. There was a significant change in the final guidance as compared to the proposed ASU issued in August 2009. The final ASU does not require a sensitivity analysis for Level 3 measurements. The new requirements and guidance are effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 roll forward which is effective for fiscal years beginning after December 15, 2010. The adoption of the amended disclosure requirements and guidance has no material impact on the Company’s financial statements.
In February 2010, the FASB issued ASU 2010-09, Subsequent Events — Amendments to Certain Recognition and Disclosure Requirements. The ASU amends the guidance on subsequent events in the FASB Accounting Standards Codification to address potential conflicts with current SEC guidance and other issues that were brought to the FASB’s attention through the comment letter process. As a result of the amended guidance, (1) SEC filers must still evaluate subsequent events through the issuance date of their financial statements, however, they are not required to disclose that date in their financial statements, (2) an entity that is a conduit bond obligor for conduit debt securities that are traded in a public market (i.e., over-the-counter market) must evaluate subsequent events through the date of issuance of its financial statements and must disclose that date, and (3) all other entities will continue evaluating subsequent events through the date the financial statements are available to be issued and must disclose that date in their financial statements. In addition, the scope of the disclosure requirements for reissued financial statements has been refined to apply only to “revised” financial statements. For entities, other than conduit bond obligors, the provisions of the ASU are effective upon issuance. The adoption of the amended guidance has no material impact on the Company’s financial statements.
In April 2010, the FASB has issued ASU 2010-13, Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The ASU updates the guidance in ASC 718, Compensation—Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. The Company does not expect the adoption of the amended guidance will have a material impact on the Company’s financial statement.
In July 2010, the FASB issued new disclosure guidance related to the credit quality of financing receivables and the allowance for credit losses. The guidance will require companies to provide more information about the credit quality of their financing receivables in the disclosures to financial statements including, but not limited to, significant purchases and sales of financing receivables, aging information and credit quality indicators. We will adopt this accounting standard upon its effective date for periods ending on or after December 15, 2010, and do not anticipate that this adoption will have a significant impact on our financial position or results of operations.
In December 2010, FASB issued revised guidance on “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” The revised guidance specifies that an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the revised guidance should be included in earnings as required by Section 350-20-35. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.
ai. Certain risks and concentration
Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash, short-term investments and accounts receivable. As of December 31, 2009 and 2010, substantially all of the Company’s cash was held in major financial institutions located in the PRC, Hong Kong and the United States of America, which management considers to be of high credit quality. Accounts receivable are typically not collateralized and are denominated in RMB, and are derived from revenues earned from operations arising in the PRC.
No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2008, 2009 and 2010. No individual customer accounted for more than 10% of accounts receivable at December 31, 2009 and 2010.